EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Equity investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Equity investments
Current equity investments	¥ 0	$ 0	¥ 14
Non-current equity investments	4,048	$ 589	3,540
Non-current: Publicly traded investments [member]
Equity investments
Non-current equity investments	1,110		781
Equity investments classified at FVTOCI [member] | Current: Non-publicly traded investments [member]
Equity investments
Current equity investments	0		14
Equity investments classified at FVTOCI [member] | Current: Non-publicly traded investments [member] | GEMS O&G II Fund [member]
Equity investments
Cumulative loss on disposal of GEMS O&G II fund	14
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member] | MEG Energy Corporation ("MEG") [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,110		766
Equity investments classified at FVTOCI [member] | Non-current: Non-publicly traded investments [member] | Kerogen Energy Fund [member]
Equity investments
Non-current equity investments classified at FVTOCI	2,938		2,759
Equity investment classified at FVTPL [member] | Non-current: Publicly traded investments [member]
Equity investments
Other equity investments classified at FVTPL	0		¥ 15
Consideraton	17
Gain on disposal recognized in the profit or loss	¥ 2